UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM I SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Loomis Sayles Multi-Asset Income Fund

Shares	Description	Value (†)
Common Stocks – 58.0% of Net Assets
	Aerospace & Defense – 2.8%
86,621	BAE Systems PLC	$733,571
3,632	Boeing Co. (The)	923,291
2,297	Lockheed Martin Corp.	712,736
3,800	Raytheon Co.	709,004
6,129	United Technologies Corp.	711,455

		3,790,057

	Air Freight & Logistics – 1.0%
6,207	bpost S.A.	184,602
10,194	Cia de Distribucion Integral Logista Holdings S.A.	245,220
1,137	FedEx Corp.	256,484
127,961	Royal Mail PLC	658,882

		1,345,188

	Airlines – 0.1%
3,200	Japan Airlines Co. Ltd.	108,324

	Auto Components – 0.1%
2,096	Delphi Automotive PLC	206,246

	Automobiles – 0.8%
9,367	Daimler AG, (Registered)	747,721
7,369	General Motors Co.	297,560

		1,045,281

	Banks – 6.5%
152,157	Banco Santander S.A.	1,064,315
58,047	Bank of America Corp.	1,470,911
8,517	BB&T Corp.	399,788
3,100	Canadian Imperial Bank of Commerce	271,230
20,080	Citigroup, Inc.	1,460,619
23,849	JPMorgan Chase & Co.	2,277,818
5,800	National Bank of Canada	279,134
3,642	PNC Financial Services Group, Inc. (The)	490,832
9,206	U.S. Bancorp	493,350
22,647	Valley National Bancorp	272,896
7,179	Wells Fargo & Co.	395,922

		8,876,815

	Beverages – 1.5%
3,962	Coca-Cola Co. (The)	178,330
1,049	Constellation Brands, Inc., Class A	209,223
11,700	Kirin Holdings Co. Ltd.	274,879
9,447	PepsiCo, Inc.	1,052,679
4,958	Royal Unibrew AS	271,671

		1,986,782

	Biotechnology – 0.4%
3,085	AbbVie, Inc.	274,133

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
3,250	Gilead Sciences, Inc.	$263,315

		537,448

	Building Products – 0.6%
11,104	Owens Corning	858,894

	Capital Markets – 1.5%
11,550	3i Group PLC	141,408
21,234	BGC Partners, Inc., Class A	307,256
7,330	Bolsas y Mercados Espanoles SHMSF S.A.	252,969
5,954	Lazard Ltd., Class A	269,240
21,624	Morgan Stanley	1,041,628

		2,012,501

	Chemicals – 3.1%
8,476	Covestro AG	729,365
5,267	DowDuPont, Inc.	364,634
7,788	Eastman Chemical Co.	704,736
9,663	Huntsman Corp.	264,960
3,023	LyondellBasell Industries NV, Class A	299,428
2,921	Monsanto Co.	349,994
20,023	Olin Corp.	685,788
17,819	PolyOne Corp.	713,295
7,500	Tosoh Corp.	169,291

		4,281,491

	Commercial Services & Supplies – 0.2%
3,525	Waste Management, Inc.	275,902

	Construction & Engineering – 0.8%
6,892	ACS Actividades de Construccion y Servicios S.A.	255,677
29,000	Kajima Corp.	288,243
22,554	Peab AB	249,129
5,200	Taisei Corp.	272,698

		1,065,747

	Construction Materials – 1.7%
3,842	Martin Marietta Materials, Inc.	792,335
12,403	Vulcan Materials Co.	1,483,399

		2,275,734

	Containers & Packaging – 0.7%
16,034	WestRock Co.	909,609

	Distributors – 0.2%
11,600	Canon Marketing Japan, Inc.	277,438

	Diversified Consumer Services – 0.3%
1,900	Benesse Holdings, Inc.	68,550
10,377	H&R Block, Inc.	274,783

		343,333

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 1.1%
46,603	CenturyLink, Inc.	$880,797
11,435	Verizon Communications, Inc.	565,918

		1,446,715

	Electric Utilities – 2.2%
2,756	Avangrid, Inc.	130,690
19,000	CK Infrastructure Holdings Ltd.	163,800
22,500	CLP Holdings Ltd.	230,999
540	Entergy Corp.	41,234
10,851	Exelon Corp.	408,757
8,398	FirstEnergy Corp.	258,910
293,500	HK Electric Investments & HK Electric Investments Ltd., 144A	267,837
105,506	Mercury NZ Ltd.	258,439
4,418	NextEra Energy, Inc.	647,458
4,444	PG&E Corp.	302,592

6,944	PPL Corp.	263,525

		2,974,241
	Electrical Equipment – 0.2%
2,800	Vestas Wind Systems AS	251,680

	Energy Equipment & Services – 1.8%
29,815	Halliburton Co.	1,372,385
14,745	Schlumberger Ltd.	1,028,611

		2,400,996

	Food & Staples Retailing – 0.5%
1,279	Costco Wholesale Corp.	210,127
3,424	CVS Health Corp.	278,440
3,321	Wal-Mart Stores, Inc.	259,503

		748,070

	Food Products – 0.9%
4,613	Campbell Soup Co.	215,981
1,819	J.M. Smucker Co. (The)	190,868
13,645	Mondelez International, Inc., Class A	554,806
258,000	WH Group Ltd., 144A	274,770

		1,236,425

	Health Care Equipment & Supplies – 0.5%
8,132	Medtronic PLC	632,426

	Health Care Providers & Services – 1.0%
2,817	AmerisourceBergen Corp.	233,107
2,406	Quest Diagnostics, Inc.	225,298
4,630	UnitedHealth Group, Inc.	906,785

		1,365,190

	Hotels, Restaurants & Leisure – 1.5%
2,877	Darden Restaurants, Inc.	226,650
316,100	Genting Singapore PLC	273,336
9,195	Hilton Worldwide Holdings, Inc.	638,593

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
4,055	McDonald’s Corp.	$635,337
1,917	Wyndham Worldwide Corp.	202,071

		1,975,987

	Household Durables – 0.3%
5,776	Berkeley Group Holdings PLC	287,857
12,300	Haseko Corp.	164,136

		451,993

	Household Products – 0.6%
8,937	Procter & Gamble Co. (The)	813,088

	Independent Power & Renewable Electricity Producers – 0.2%
24,296	AES Corp. (The)	267,742

	Industrial Conglomerates – 1.6%
8,817	General Electric Co.	213,195
5,389	Honeywell International, Inc.	763,837
3,200	Jardine Matheson Holdings Ltd.	202,957
7,270	Siemens AG, (Registered)	1,025,865

		2,205,854

	Insurance – 0.9%
6,132	Assured Guaranty Ltd.	231,483
4,283	Chubb Ltd.	610,541
8,265	MetLife, Inc.	429,367

		1,271,391

	Internet Software & Services – 0.0%
780	j2 Global, Inc.	57,626

	IT Services – 1.3%
14,756	Automatic Data Processing, Inc.	1,613,126
2,964	Science Applications International Corp.	198,143

		1,811,269

	Machinery – 2.4%
6,890	Allison Transmission Holdings, Inc.	258,582
2,286	Caterpillar, Inc.	285,087
9,226	Cummins, Inc.	1,550,245
4,150	Dover Corp.	379,268
42,865	Sandvik AB	740,308

		3,213,490

	Media – 0.6%
10,818	Comcast Corp., Class A	416,277
2,974	Meredith Corp.	165,057
2,842	Walt Disney Co. (The)	280,136

		861,470

	Metals & Mining – 0.0%
15,082	Fortescue Metals Group Ltd.	61,078

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.7%
9,138	CenterPoint Energy, Inc.	$266,921
52,798	National Grid PLC	653,932

		920,853

	Oil, Gas & Consumable Fuels – 3.4%
10,553	Canadian Natural Resources Ltd.	353,420
5,852	Chevron Corp.	687,610
28,755	Encana Corp.	338,734
2,114	EQT Corp.	137,917
17,254	Exxon Mobil Corp.	1,414,483
8,722	Golar LNG Ltd.	197,204
1,921	PDC Energy, Inc.(a)	94,187
12,746	Total S.A.	684,389
5,671	Valero Energy Corp.	436,270
10,155	Williams Cos., Inc. (The)	304,752

		4,648,966

	Paper & Forest Products – 0.2%
7,600	Norbord, Inc.	289,382

	Personal Products – 0.3%
1,381	Estee Lauder Cos., Inc. (The), Class A	148,927
8,300	Pola Orbis Holdings, Inc.	250,973

		399,900

	Pharmaceuticals – 2.9%
899	Allergan PLC	184,250
7,547	Bayer AG, (Registered)	1,030,945
7,641	Bristol-Myers Squibb Co.	487,037
4,990	Eli Lilly & Co.	426,845
37,366	Pfizer, Inc.	1,333,966
5,300	Sanofi	527,597

		3,990,640

	REITs - Diversified – 0.2%
16,393	New Residential Investment Corp.	274,255

	REITs - Mortgage – 0.2%
21,828	Annaly Capital Management, Inc.	266,083

	Road & Rail – 0.9%
21,728	CSX Corp.	1,178,961

	Semiconductors & Semiconductor Equipment – 3.2%
12,515	Analog Devices, Inc.	1,078,418
8,523	Cypress Semiconductor Corp.	128,016
7,402	Intel Corp.	281,868
39,975	QUALCOMM, Inc.	2,072,304
13,842	Teradyne, Inc.	516,168
1,900	Tokyo Electron Ltd.	292,503

		4,369,277

Shares	Description	Value (†)
Common Stocks – continued
	Software – 2.0%
12,309	Microsoft Corp.	$916,897
37,542	Oracle Corp.	1,815,156

		2,732,053

	Specialty Retail – 0.7%
4,377	Best Buy Co., Inc.	249,314
15,265	Penske Automotive Group, Inc.	726,156

		975,470

	Technology Hardware, Storage & Peripherals – 1.5%
11,834	Apple, Inc.	1,823,856
13,442	HP, Inc.	268,302

		2,092,158

	Thrifts & Mortgage Finance – 0.2%
9,400	Genworth MI Canada, Inc.	278,968

	Tobacco – 1.3%
15,390	Altria Group, Inc.	976,034
6,327	Imperial Brands PLC	270,041
7,800	Japan Tobacco, Inc.	255,613
1,878	Philip Morris International, Inc.	208,477

		1,710,165

	Trading Companies & Distributors – 0.4%
16,900	ITOCHU Corp.	276,903
18,800	Sumitomo Corp.	270,671

		547,574

	Total Common Stocks (Identified Cost $74,488,856)	78,918,226

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 26.4%
Non-Convertible Bonds – 26.1%
	Banking – 5.0%
$625,000	Ally Financial, Inc., 5.750%, 11/20/2025	677,625
610,000	Australia & New Zealand Banking Group Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 6.750%, 144A(b)	689,300
2,320,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	127,485
1,000,000	Banco Santander S.A., (fixed rate to 5/19/2019, variable rate thereafter), 6.375%(b)	1,018,828
1,150,000	BNP Paribas S.A., (fixed rate to 3/30/2021, variable rate thereafter), 7.625%, 144A(b)	1,263,563
625,000	Credit Suisse AG, 6.500%, 8/08/2023, 144A	706,250
580,000	Credit Suisse Group AG, (fixed rate to 12/11/2023, variable rate thereafter), 7.500%, 144A(b)	655,406

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$550,000	Dresdner Funding Trust I, 8.151%, 6/30/2031, 144A	$705,443
975,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,023,487

		6,867,387

	Cable Satellite – 1.2%
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	633,594
830,000	DISH DBS Corp., 7.750%, 7/01/2026	952,981

		1,586,575

	Chemicals – 0.5%
650,000	Hercules LLC, 6.500%, 6/30/2029(c)(d)	653,250

	Construction Machinery – 0.2%
285,000	John Deere Capital Corp., MTN, 2.800%, 9/08/2027	280,198

	Electric – 0.5%
180,000	IPALCO Enterprises, Inc., 3.700%, 9/01/2024, 144A	180,441
435,000	NRG Energy, Inc., 7.250%, 5/15/2026	466,537

		646,978

	Finance Companies – 0.5%
295,000	Cia Latinoamericana de Infraestructura & Servicios S.A., 9.500%, 7/20/2023, 144A	312,809
395,000	Mexico City Airport Trust, 4.250%, 10/31/2026, 144A	405,863

		718,672

	Food & Beverage – 0.5%
635,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	658,171

	Government Owned - No Guarantee – 3.5%
2,040,000	Banco do Brasil S.A., (fixed rate to 4/15/2024, variable rate thereafter), 6.250%, 144A(b)	1,815,600
1,000,000	Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	999,250
1,150,000	Petrobras Global Finance BV, 8.750%, 5/23/2026	1,381,438
595,000	YPF S.A., 6.950%, 7/21/2027, 144A	630,700

		4,826,988

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 1.0%
$110,000	Concho Resources, Inc., 4.875%, 10/01/2047	$114,790
540,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	471,150
170,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	145,775
595,000	SM Energy Co., 5.625%, 6/01/2025	565,250
75,000	SM Energy Co., 6.750%, 9/15/2026	75,000

		1,371,965

	Local Authorities – 0.5%
660,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	715,308

	Media Entertainment – 0.2%
270,000	Discovery Communications LLC, 3.950%, 3/20/2028	268,065

	Metals & Mining – 0.5%
625,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	639,063

	Midstream – 0.5%
640,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/2026	665,600

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
370,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 1-month LIBOR + 3.000%, 4.235%, 10/15/2034, 144A(e)	373,929

	Oil Field Services – 1.0%
870,000	Transocean, Inc., 6.800%, 3/15/2038	709,050
625,000	Transocean, Inc., 8.375%, 12/15/2021	665,625

		1,374,675

	Packaging – 0.4%
540,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(f)	577,962

	Sovereigns – 3.0%
670,000	Kingdom of Bahrain, 7.500%, 9/20/2047, 144A	655,180
280,000	Panama Government International Bond, 4.500%, 5/15/2047	295,400
1,250,000	Republic of Argentina, 6.875%, 1/26/2027	1,350,625
485,000	Republic of Argentina, 7.500%, 4/22/2026	545,140

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Sovereigns – continued
$655,000		Turkey Government International Bond, 5.750%, 5/11/2047	$643,917
565,000		Ukraine Government International Bond, 7.375%, 9/25/2032, 144A	550,169

			4,040,431

		Technology – 0.7%
410,000		Dell International LLC/EMC Corp., 8.100%, 7/15/2036, 144A	513,114
290,000		Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	372,457

			885,571

		Treasuries – 5.5%
3,925	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	1,262,992
2,000	(††)	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/01/2023, (BRL)	650,964
13,051,000,000		Indonesia Treasury Bond, 7.000%, 5/15/2027, (IDR)	1,007,724
206,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	1,339,453
5,375,000		Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	191,241
2,782,700,000		Titulos de Tesoreria, Series B, 7.000%, 5/04/2022, (COP)	981,455
2,045,000		U.S. Treasury Bond, 2.750%, 8/15/2047	2,000,585

			7,434,414

		Utility Other – 0.3%
460,000		ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	474,050

		Wirelines – 0.3%
385,000		Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	377,300

		Total Non-Convertible Bonds (Identified Cost $33,719,719)	35,436,552

Convertible Bonds – 0.3%
		Cable Satellite – 0.3%
400,000		DISH Network Corp., 3.375%, 8/15/2026	447,500

		Midstream – 0.0%
25,000		Whiting Petroleum Corp., 1.250%, 4/01/2020	22,281

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Total Convertible Bonds (Identified Cost $470,494)	469,781

	Total Bonds and Notes (Identified Cost $34,190,213)	35,906,333

Senior Loans – 7.0%
	Airlines – 1.6%
$2,063,636	Gol LuxCo S.A., 1st Lien Term Loan, 6.500%, 8/31/2020	$2,115,227

	Chemicals – 1.0%
336,623	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 4.000%, 5.235%, 11/18/2023(e)	337,886
258,877	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 4.000%, 5.235%, 11/18/2023(e)	259,847
766,150	Avantor Performance Materials Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.240%, 3/10/2024(e)	768,226

		1,365,959

	Electric – 0.7%
962,026	Dynegy, Inc., 2017 Term Loan C, 1-month LIBOR + 3.250%, 4.485%, 2/07/2024(e)	965,923

	Financial Other – 0.6%
878,329	Russell Investment Group, Term Loan B, 1-month LIBOR + 4.250%, 5.485%, 6/01/2023(e)	890,406

	Food & Beverage – 0.0%
1,172,195	Agrokor d.d., PIK Term Loan, 10.500%, 6/04/2018, (EUR)(c)(g)(h)(j)	—

	Independent Energy – 0.4%
392,811	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 8.814%, 8/23/2021(e)	422,885
148,370	MEG Energy Corp., 2017 Term Loan B, 3-month LIBOR + 3.500%, 4.833%, 12/31/2023(e)	147,674

		570,559

	Lodging – 0.6%
766,150	Hilton Worldwide Finance LLC, Term Loan B2, 1-month LIBOR + 2.000%, 3.237%, 10/25/2023(e)	769,169

	Retailers – 0.8%
1,114,912	Staples, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.310%, 8/06/2024(e)	1,109,538

	Technology – 1.3%
1,705,061	Dell, Inc, 2017 Term Loan B, 1-month LIBOR + 2.500%, 3.740%, 9/07/2023(e)	1,710,380

	Total Senior Loans (Identified Cost $10,138,443)	9,497,161

Shares	Description	Value (†)
	Exchange-Traded Funds – 4.0%
40,940	SPDR® S&P Oil & Gas Exploration & Production ETF	$1,395,645
63,318	WisdomTree Europe Hedged Equity Fund	4,096,674

	Total Exchange-Traded Funds (Identified Cost $5,375,916)	5,492,319

Preferred Stocks – 1.7%
Non-Convertible Preferred Stocks – 1.3%
	Electric – 0.8%
39,047	SCE Trust VI, 5.000%	986,718

	Financial Other – 0.5%
27,000	Carlyle Group LP (The), Series A, 5.875%(a)	690,660

	Total Non-Convertible Preferred Stocks (Identified Cost $1,651,175)	1,677,378

Convertible Preferred Stock – 0.4%
	Midstream – 0.4%
932	Chesapeake Energy Corp., 5.750% (Identified Cost $631,845)	568,520

	Total Preferred Stocks (Identified Cost $2,283,020)	2,245,898

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.9%
$2,635,625	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $2,635,699 on 10/02/2017 collateralized by $2,555,000 U.S. Treasury Inflation Note, 0.125% due 4/15/2020 valued at $2,688,925 including accrued interest(i) (Identified Cost $2,635,625)	2,635,625

	Total Investments – 99.0% (Identified Cost $129,112,073)	134,695,562
	Other assets less liabilities – 1.0%	1,330,771

	Net Assets – 100.0%	$136,026,333

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)      Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$15,185,942	11.2%	$653,250	0.5%	$0	0.0%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Non-income producing security.
(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2017, the value of these securities amounted to $653,250 or 0.5% of net assets.
(e)	Variable rate security. Rate as of September 30, 2017 is disclosed.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended September 30, 2017, interest payments were made in cash.
(g)	Fair valued by the Fund’s adviser. At September 30, 2017, the value of this security amounted to $0 or 0.0% of net assets.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended September 30, 2017, interest payments were made in additional principal.

(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(j)	Level 3 security. Value has been determined using significant unobservable inputs.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the value of Rule 144A holdings amounted to $16,828,705 or 12.4% of net assets.

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REITs	Real Estate Investment Trusts

ARS	Argentine Peso

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

UYU	Uruguayan Peso

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,056,486	$733,571	$—	$3,790,057
Air Freight & Logistics	256,484	1,088,704	—	1,345,188
Airlines	—	108,324	—	108,324
Automobiles	297,560	747,721	—	1,045,281
Banks	7,812,500	1,064,315	—	8,876,815
Beverages	1,711,903	274,879	—	1,986,782
Capital Markets	1,871,093	141,408	—	2,012,501
Chemicals	3,382,835	898,656	—	4,281,491
Construction & Engineering	—	1,065,747	—	1,065,747
Distributors	—	277,438	—	277,438
Diversified Consumer Services	274,783	68,550	—	343,333
Electric Utilities	2,053,166	921,075	—	2,974,241
Electrical Equipment	—	251,680	—	251,680
Food Products	961,655	274,770	—	1,236,425
Hotels, Restaurants & Leisure	1,702,651	273,336	—	1,975,987

Household Durables	—	451,993	—		451,993
Industrial Conglomerates	977,032	1,228,822	—		2,205,854
Machinery	2,473,182	740,308	—		3,213,490
Metals & Mining	—	61,078	—		61,078
Multi-Utilities	266,921	653,932	—		920,853
Oil, Gas & Consumable Fuels	3,964,577	684,389	—		4,648,966
Personal Products	148,927	250,973	—		399,900
Pharmaceuticals	2,432,098	1,558,542	—		3,990,640
Semiconductors & Semiconductor Equipment	4,076,774	292,503	—		4,369,277
Tobacco	1,184,511	525,654	—		1,710,165
Trading Companies & Distributors	—	547,574	—		547,574
All Other Common Stocks*	24,827,146	—	—		24,827,146

Total Common Stocks	63,732,284	15,185,942	—		78,918,226

Bonds and Notes
Non-Convertible Bonds*	—	35,436,552	—		35,436,552
Convertible Bonds*	—	469,781	—		469,781

Total Bonds and Notes	—	35,906,333	—		35,906,333

Senior Loans
Senior Loans	—	—	—	(a)	—
All Other Senior Loans*	—	9,497,161	—		9,497,161
Preferred Stocks
Electric	—	986,718	—		986,718
All Other Non-Convertible Preferred Stocks*	690,660	—	—		690,660

Total Non-Convertible Preferred Stocks	690,660	986,718	—		1,677,378

Convertible Preferred Stock*
Midstream	—	568,520	—		568,520

Total Preferred Stocks	690,660	1,555,238	—		2,245,898

Exchange-Traded Funds and Notes	5,492,319	—	—		5,492,319
Short-Term Investments	—	2,635,625	—		2,635,625

Total	$69,915,263	$64,780,299	$—		$134,695,562

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes securities fair valued at zero using Level 3 inputs.

A common stock valued at $28,494 was transferred from Level 2 to Level 1 during the period ended September 30, 2017. At December 31, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At September 30, 2017, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2016 and/or September 30, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2017
Senior Loans Food & Beverage	$—	$294,761	$—	$(742,552)	$447,791	$—	$—	$—	$—	(a)	$(742,552)

(a)	Fair Valued at zero.

Industry Summary at September 30, 2017 (Unaudited)

Banks	6.5%
Treasuries	5.5
Banking	5.0
Chemicals	4.6
Exchange-Traded Funds	4.0
Government Owned—No Guarantee	3.5
Oil, Gas & Consumable Fuels	3.4
Semiconductors & Semiconductor Equipment	3.2
Sovereigns	3.0
Pharmaceuticals	2.9
Aerospace & Defense	2.8
Machinery	2.4
Electric Utilities	2.2
Software	2.0
Electric	2.0
Technology	2.0
Other Investments, less than 2% each	42.1
Short-Term Investments	1.9

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Mirova Global Green Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 93.7% of Net Assets
	Australia – 1.8%
400,000	National Australia Bank Ltd., GMTN, 0.350%, 9/07/2022, (EUR)(a)	$471,699

	Austria – 1.5%
300,000	Verbund AG, 1.500%, 11/20/2024, (EUR)(a)	372,557

	Canada – 3.4%
1,100,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(a)	865,498

	France – 15.6%
200,000	Agence Francaise de Developpement, EMTN, 1.375%, 9/17/2024, (EUR)(a)	250,825
400,000	Electricite de France S.A., EMTN, 1.000%, 10/13/2026, (EUR)(a)	459,624
1,450,000	France Government Bond OAT, 1.750%, 6/25/2039, (EUR)(a)	1,776,527
700,000	SNCF Reseau, EMTN, 1.000%, 11/09/2031, (EUR)(a)	786,886
200,000	SNCF Reseau, EMTN, 1.875%, 3/30/2034, (EUR)	247,326
400,000	Unibail-Rodamco SE, EMTN, 1.000%, 3/14/2025, (EUR)(a)	478,293

		3,999,481

	Germany – 8.5%
100,000	Berlin Hyp AG, 0.500%, 9/26/2023, (EUR)	118,138
100,000	Deutsche Kreditbank AG, Series 100, 0.625%, 6/08/2021, (EUR)(a)	119,786
1,000,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 10/15/2019(a)	1,001,801
300,000	Kreditanstalt fuer Wiederaufbau, 2.000%, 9/29/2022	298,914
370,000	Kreditanstalt fuer Wiederaufbau, MTN, 2.400%, 7/02/2020, (AUD)(a)	291,000
300,000	NRW Bank, EMTN, 0.375%, 11/17/2026, (EUR)(a)	345,809

		2,175,448

	Italy – 5.0%
700,000	Hera SpA, EMTN, 2.375%, 7/04/2024, (EUR)(a)	912,800
300,000	Intesa Sanpaolo SpA, EMTN, 0.875%, 6/27/2022, (EUR)	357,941

		1,270,741

	Netherlands – 16.9%
800,000	Enel Finance International NV, EMTN, 1.000%, 9/16/2024, (EUR)(a)	950,817

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Netherlands – continued
600,000	Iberdrola International BV, EMTN, 1.125%, 4/21/2026, (EUR)(a)	$705,864
100,000	Iberdrola International BV, EMTN, 2.500%, 10/24/2022, (EUR)(a)	130,523
1,000,000	Nederlandse Waterschapsbank NV, EMTN, 1.000%, 9/03/2025, (EUR)(a)	1,235,066
200,000	TenneT Holding BV, EMTN, 1.250%, 10/24/2033, (EUR)(a)	222,252
300,000	TenneT Holding BV, EMTN, 1.375%, 6/26/2029, (EUR)(a)	354,348
400,000	TenneT Holding BV, EMTN, 1.750%, 6/04/2027, (EUR)(a)	502,246
200,000	TenneT Holding BV, EMTN, 1.875%, 6/13/2036, (EUR)	239,735

		4,340,851

	Norway – 4.6%
1,200,000	Kommunalbanken AS, MTN, 1.375%, 10/26/2020(a)	1,183,247

	Supranationals – 15.0%
100,000	Asian Development Bank, GMTN, 2.375%, 8/10/2027	99,203
100,000	European Investment Bank, 1.500%, 11/15/2047, (EUR)(a)	118,158
400,000	European Investment Bank, 2.125%, 4/13/2026(a)	390,672
200,000	European Investment Bank, 2.375%, 5/24/2027(a)	198,230
700,000	European Investment Bank, 2.500%, 10/15/2024(a)	709,896
600,000	European Investment Bank, EMTN, 0.500%, 11/13/2037, (EUR)(a)	616,685
200,000	European Investment Bank, EMTN, 1.250%, 11/13/2026, (EUR)(a)	252,434
200,000	International Bank for Reconstruction & Development, Series GDIF, 2.125%, 3/03/2025(a)	196,809
1,300,000	International Finance Corp., GMTN, 2.125%, 4/07/2026(a)	1,271,752

		3,853,839

	Sweden – 5.5%
1,400,000	Svensk Exportkredit AB, GMTN, 1.875%, 6/23/2020(a)	1,400,562

	United Kingdom – 4.9%
900,000	Transport for London, EMTN, 2.125%, 4/24/2025, (GBP)(a)	1,248,542

	United States – 11.0%
900,000	Apple, Inc., 2.850%, 2/23/2023(a)	921,569
300,000	Apple, Inc., 3.000%, 6/20/2027	299,820

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$400,000	Digital Realty Trust LP, 3.950%, 7/01/2022(a)	$421,753
200,000	Southern Power Co., 4.150%, 12/01/2025(a)	210,411
800,000	Southern Power Co., Series 2016, 1.000%, 6/20/2022, (EUR)(a)	964,190

		2,817,743

	Total Bonds and Notes (Identified Cost $22,542,139)	24,000,208

Short-Term Investments – 4.2%
1,094,079	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $1,094,110 on 10/02/2017 collateralized by $205,000 U.S. Treasury Note, 1.193% due 1/31/2019 valued at $205,696; $910,000 Federal Home Loan Mortgage Corp., 1.625% due 10/25/2019 valued at $916,563 including accrued interest(b) (Identified Cost $1,094,079)	1,094,079

	Total Investments – 97.9% (Identified Cost $23,636,218)	25,094,287
	Other assets less liabilities – 2.1%	525,469

	Net Assets – 100.0%	$25,619,756

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MTN	Medium Term Note

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	12/29/2017	10	$1,184,515	$1,175,000	$(9,515)
Euro-Buxl® 30 Year Bond	12/07/2017	1	195,252	192,957	(2,295)
German Euro BOBL	12/07/2017	4	620,859	620,167	(692)

Total					$(12,502)

At September 30, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	12/19/2017	1	$126,748	$125,313	$1,435
Australian Dollar	12/18/2017	6	480,417	470,160	10,257
British Pound	12/18/2017	15	1,273,549	1,259,906	13,643
Canadian Dollar	12/19/2017	11	905,102	882,805	22,297
Euro	12/18/2017	88	13,212,337	13,050,950	161,387
German Euro Bund	12/07/2017	6	1,148,868	1,141,787	7,081
UK Long Gilt	12/27/2017	3	513,590	497,997	15,593

Total					$231,693

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$24,000,208	$—	$24,000,208
Short-Term Investments	—	1,094,079	—	1,094,079

Total Investments	—	25,094,287	—	25,094,287

Futures Contracts (unrealized appreciation)	231,693	—	—	231,693

Total	$231,693	$25,094,287	$—	$25,325,980

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(12,502)	$—	$—	$(12,502)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. The Fund pursues its objective by primarily investing in fixed-income securities. In connection with its principal investment strategies, the Fund may also invest in futures, forwards and foreign currency transactions for hedging and investment purposes and to manage duration. During the period ended September 31, 2017, the Fund used futures contracts to gain yield curve exposure, manage duration and for currency hedging purposes in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of September 30, 2017:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$24,109
Foreign exchange contracts	207,584

Total exchange-traded/cleared liability derivatives	$231,693

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(12,502)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the

Fund, as of September 30, 2017:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Exchange-traded counterparty credit risk
Futures contracts	$231,693	$231,693
Margin with brokers	198,763	198,763

Total exchange-traded counterparty credit risk	$430,456	$430,456

Industry Summary at September 30, 2017 (Unaudited)

Bank	16.5%
Supra-National	15.0
Utility - Electric	14.8
Industrial	13.6
Government Agency	9.6
Financial	9.0
Government National	6.9
Transportation-Rail	4.9
Government Regional	3.4
Short-Term Investments	4.2

Total Investments	97.9
Other assets less liabilities (including futures contracts)	2.1

Net Assets	100.0%

Currency Exposure Summary at September 30, 2017 (Unaudited)

Euro	50.7%
United States Dollar	37.8
British Pound	4.9
Canadian Dollar	3.4
Other, less than 2% each	1.1

Total Investments	97.9
Other assets less liabilities (including futures contracts)	2.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Mirova Global Sustainable Equity Fund

Shares	Description	Value (†)
Common Stocks – 96.6% of Net Assets
	Belgium – 3.7%
27,353	KBC Groep NV	$2,320,625

	China – 1.0%
66,000	BYD Co. Ltd.	625,990

	Denmark – 7.9%
8,800	Chr. Hansen Holding AS	755,414
5,826	Coloplast AS, Series B	473,689
45,389	Novo Nordisk AS, Class B	2,182,245
10,116	Novozymes AS	519,635
11,569	Vestas Wind Systems AS	1,039,888

		4,970,871

	France – 4.7%
15,921	Essilor International S.A.	1,973,209
13,492	Valeo S.A.	1,001,118

		2,974,327

	Germany – 4.4%
2,920	Allianz SE, (Registered)	655,793
33,274	Deutsche Telekom AG	621,369
20,055	Symrise AG	1,524,683

		2,801,845

	Hong Kong – 4.5%
137,737	AIA Group Ltd.	1,019,708
41,400	Tencent Holdings Ltd.	1,810,036

		2,829,744

	Ireland – 3.6%
21,500	Eaton Corp. PLC	1,650,985
8,100	Medtronic PLC	629,937

		2,280,922

	Japan – 5.8%
11,100	Rinnai Corp.	950,815
66,000	Sekisui House Ltd.	1,112,478
26,700	Toyota Motor Corp.	1,592,078

		3,655,371

	Netherlands – 3.5%
5,132	ASML Holding NV	876,943
22,892	Unilever NV	1,353,168

		2,230,111

	Singapore – 1.5%
1,138,700	Raffles Medical Group Ltd.	944,634

	Switzerland – 2.6%
11,471	Cie Financiere Richemont S.A., (Registered)	1,050,009

Shares	Description	Value (†)
Common Stocks – continued
	Switzerland – continued
1,300	Geberit AG, (Registered)	$615,441

		1,665,450

	United Kingdom – 4.4%
341,943	Legal & General Group PLC	1,191,834
65,345	Prudential PLC	1,563,738

		2,755,572

	United States – 49.0%
21,400	A.O. Smith Corp.	1,271,802
7,500	Acuity Brands, Inc.	1,284,600
3,101	Alphabet, Inc., Class A(a)	3,019,506
1,400	Amazon.com, Inc.(a)	1,345,890
10,174	American Water Works Co., Inc.	823,178
23,187	Danaher Corp.	1,988,981
15,700	Delphi Automotive PLC	1,544,880
11,300	Ecolab, Inc.	1,453,293
9,500	Ellie Mae, Inc.(a)	780,235
12,200	Facebook, Inc., Class A(a)	2,084,614
8,400	Gilead Sciences, Inc.	680,568
1,500	Illumina, Inc.(a)	298,800
4,100	International Flavors & Fragrances, Inc.	585,931
10,900	MasterCard, Inc., Class A	1,539,080
29,863	Microsoft Corp.	2,224,495
6,296	NextEra Energy, Inc.	922,679
8,000	Roper Technologies, Inc.	1,947,200
6,500	Signature Bank(a)	832,260
13,600	Thermo Fisher Scientific, Inc.	2,573,120
30,400	Visa, Inc., Class A	3,199,296
8,600	Watts Water Technologies, Inc., Series A	595,120

		30,995,528

	Total Common Stocks (Identified Cost $51,122,536)	61,050,990

Principal Amount	Description	Value (†)
Short-Term Investments – 3.3%
$2,090,143	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $2,090,202 on 10/02/2017 collateralized by $2,120,000 Federal Home Loan Mortgage Corp., 1.625% due 10/25/2019 valued at $2,135,289 including accrued interest(b) (Identified Cost $2,090,143)	2,090,143

	Total Investments – 99.9% (Identified Cost $53,212,679)	63,141,133
	Other assets less liabilities – 0.1%	72,307

	Net Assets – 100.0%	$63,213,440

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$27,774,540	43.9%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$2,320,625	$—	$2,320,625
China	—	625,990	—	625,990
Denmark	—	4,970,871	—	4,970,871
France	—	2,974,327	—	2,974,327
Germany	—	2,801,845	—	2,801,845
Hong Kong	—	2,829,744	—	2,829,744
Japan	—	3,655,371	—	3,655,371
Netherlands	—	2,230,111	—	2,230,111
Singapore	—	944,634	—	944,634
Switzerland	—	1,665,450	—	1,665,450
United Kingdom	—	2,755,572	—	2,755,572
All Other Common Stocks*	33,276,450	—	—	33,276,450

Total Common Stocks	33,276,450	27,774,540	—	61,050,990

Short-Term Investments	—	2,090,143	—	2,090,143

Total	$33,276,450	$29,864,683	$—	$63,141,133

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $758,429 was transferred from Level 1 to Level 2 during the period ended September 30, 2017. At December 31,2016, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At Septmeber 30, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

Industry Summary at September 30, 2017 (Unaudited)

Internet Software & Services	11.0%
Health Care Equipment & Supplies	8.1
Chemicals	7.6
IT Services	7.5
Insurance	7.0
Electrical Equipment	6.2
Banks	5.0
Software	4.7
Life Sciences Tools & Services	4.6
Auto Components	4.0
Automobiles	3.5
Pharmaceuticals	3.5
Household Durables	3.3
Industrial Conglomerates	3.1
Building Products	3.0
Personal Products	2.1
Internet & Direct Marketing Retail	2.1
Other Investments, less than 2% each	10.3
Short-Term Investments	3.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

Currency Exposure Summary at September 30, 2017 (Unaudited)

United States Dollar	55.9%
Euro	16.3
Danish Krone	7.9
Japanese Yen	5.8
Hong Kong Dollar	5.5
British Pound	4.4
Swiss Franc	2.6
Singapore Dollar	1.5

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 94.2% of Net Assets
	Australia – 3.0%
4,727,568	AMP Ltd.	$17,951,854
914,554	Orica Ltd.	14,235,892

		32,187,746

	China – 1.8%
80,270	Baidu, Inc., Sponsored ADR(a)	19,882,076

	France – 14.1%
488,700	BNP Paribas S.A.(b)	39,426,240
709,200	Bureau Veritas S.A.	18,302,581
166,665	Danone	13,090,509
15,380	Kering	6,126,892
15,350	LVMH Moet Hennessy Louis Vuitton SE	4,243,312
80,690	Pernod-Ricard S.A.	11,162,201
335,867	Publicis Groupe S.A.	23,496,274
170,300	Safran S.A.	17,402,806
25,100	Sanofi	2,498,620
231,300	Valeo S.A.	17,162,649

		152,912,084

	Germany – 14.5%
166,800	Allianz SE, (Registered)	37,461,085
419,300	Bayerische Motoren Werke AG	42,556,537
105,050	Continental AG	26,679,464
626,900	Daimler AG, (Registered)	50,042,313

		156,739,399

	Hong Kong – 0.2%
84,195	Melco Resorts & Entertainment Ltd., Sponsored ADR	2,030,784

	India – 0.9%
662,900	Infosys Ltd., Sponsored ADR	9,671,711

	Indonesia – 1.9%
41,082,000	Bank Mandiri Persero Tbk PT	20,529,890

	Italy – 2.8%
8,694,100	Intesa Sanpaolo SpA	30,779,793

	Japan – 5.3%
1,060,700	Daiwa Securities Group, Inc.	6,012,909
141,100	Komatsu Ltd.	3,995,530
329,300	Olympus Corp.	11,158,702
25,100	Omron Corp.	1,279,909
591,500	Toyota Motor Corp.	35,270,193

		57,717,243

Shares	Description	Value (†)
Common Stocks – continued
	Korea – 0.3%
1,375	Samsung Electronics Co. Ltd.	$3,094,055

	Mexico – 1.6%
705,400	Grupo Televisa SAB, Sponsored ADR	17,402,218

	Netherlands – 4.3%
50,731	Akzo Nobel NV	4,678,891
72,730	ASML Holding NV	12,427,926
327,882	EXOR NV	20,808,971
209,639	Koninklijke Philips NV	8,649,697

		46,565,485

	Sweden – 5.9%
47,000	Atlas Copco AB, B Shares	1,825,843
1,470,000	Hennes & Mauritz AB, B Shares	38,185,080
705,300	SKF AB, B Shares	15,398,482
421,600	Volvo AB, B Shares	8,140,269

		63,549,674

	Switzerland – 14.2%
192,100	Cie Financiere Richemont S.A., (Registered)	17,584,060
3,021,636	Credit Suisse Group AG, (Registered)(b)	47,876,578
8,989,400	Glencore PLC(b)	41,261,398
60,750	Kuehne & Nagel International AG, (Registered)	11,257,016
379,395	LafargeHolcim Ltd., (Registered)	22,211,650
35,800	Nestle S.A., (Registered)	3,005,096
26,805	Swatch Group AG (The)	11,170,087

		154,365,885

	Taiwan – 0.3%
392,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,807,683

	United Kingdom – 21.3%
729,500	Ashtead Group PLC	17,598,453
2,593,500	CNH Industrial NV	31,135,834
431,900	Diageo PLC	14,203,248
676,531	Experian PLC	13,589,241
47,000	Ferguson PLC	3,083,632
1,705,200	G4S PLC	6,361,878
161,600	Liberty Global PLC, Class A(a)	5,479,856
366,200	Liberty Global PLC, Series C(a)	11,974,740
55,632,500	Lloyds Banking Group PLC	50,556,411
1,260,004	Meggitt PLC	8,800,765
5,264,300	Royal Bank of Scotland Group PLC(a)	18,950,454
405,889	Schroders PLC	18,259,605
100	Schroders PLC, (Non Voting)	3,266
340,800	Smiths Group PLC	7,207,770
1,285,500	WPP PLC	23,853,837

		231,058,990

Shares	Description	Value (†)
Common Stocks – continued
	United States – 1.8%
127,392	Willis Towers Watson PLC	$19,647,668

	Total Common Stocks (Identified Cost $858,614,799)	1,020,942,384

Principal Amount
Short-Term Investments – 5.7%
$61,494,604	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $61,496,346 on 10/02/2017 collateralized by $59,605,000 U.S. Treasury Inflation Note, 0.125% due 4/15/2020 valued at $62,729,315 including accrued interest(c)(Identified Cost $61,494,604)	61,494,604

	Total Investments – 99.9% (Identified Cost $920,109,403)	1,082,436,988
	Other assets less liabilities – 0.1%	1,527,560

	Net Assets – 100.0%	$1,083,964,548

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$934,853,331	86.2%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	3/21/2018	CHF	S	15,751,000	$16,592,069	$16,459,910	$132,159

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$32,187,746	$—	$32,187,746
France	—	152,912,084	—	152,912,084
Germany	—	156,739,399	—	156,739,399
Indonesia	—	20,529,890	—	20,529,890
Italy	—	30,779,793	—	30,779,793
Japan	—	57,717,243	—	57,717,243
Korea	—	3,094,055	—	3,094,055
Netherlands	—	46,565,485	—	46,565,485
Sweden	—	63,549,674	—	63,549,674
Switzerland	—	154,365,885	—	154,365,885
Taiwan	—	2,807,683	—	2,807,683
United Kingdom	17,454,596	213,604,394	—	231,058,990
All Other Common Stocks*	68,634,457	—	—	68,634,457

Total Common Stocks	86,089,053	934,853,331	—	1,020,942,384

Short-Term Investments	—	61,494,604	—	61,494,604

Total Investments	86,089,053	996,347,935	—	1,082,436,988

Forward Foreign Currency Contracts (unrealized appreciation)	—	132,159	—	132,159

Total	$86,089,053	$996,480,094	$—	$1,082,569,147

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. During the period ended September 30, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$132,159

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2017:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$132,159	$132,159

Industry Summary at September 30, 2017 (Unaudited)

Banks	14.7%
Automobiles	11.7
Media	7.6
Capital Markets	6.7
Machinery	5.7
Insurance	5.3
Auto Components	4.1
Metals & Mining	3.8
Textiles, Apparel & Luxury Goods	3.6
Diversified Financial Services	3.6
Specialty Retail	3.5
Professional Services	2.9
Aerospace & Defense	2.4
Beverages	2.3
Construction Materials	2.1
Other Investments, less than 2% each	14.2
Short-Term Investments	5.7

Total Investments	99.9
Other assets less liabilities (including forward foreign currency contracts)	0.1

Net Assets	100.0%

Currency Exposure Summary at September 30, 2017 (Unaudited)

Euro	38.6%
British Pound	20.6
United States Dollar	13.6
Swiss Franc	10.4
Swedish Krona	5.9
Japanese Yen	5.3
Australian Dollar	3.0
Other, less than 2% each	2.5

Total Investments	99.9
Other assets less liabilities (including forward foreign currency contracts)	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 95.8% of Net Assets
	Air Freight & Logistics – 3.9%
317,566	Expeditors International of Washington, Inc.	$19,009,501
52,135	FedEx Corp.	11,760,613
56,191	United Parcel Service, Inc., Class B	6,747,977

		37,518,091

	Automobiles – 1.0%
248,400	General Motors Co.	10,030,392

	Banks – 7.4%
700,970	Bank of America Corp.	17,762,580
331,500	Citigroup, Inc.	24,113,310
133,500	JPMorgan Chase & Co.	12,750,585
287,000	Wells Fargo & Co.	15,828,050

		70,454,525

	Beverages – 5.1%
207,525	Coca-Cola Co. (The)	9,340,700
109,510	Diageo PLC, Sponsored ADR	14,469,557
455,421	Monster Beverage Corp.(a)	25,162,010

		48,972,267

	Biotechnology – 2.1%
36,037	Amgen, Inc.	6,719,099
29,702	Regeneron Pharmaceuticals, Inc.(a)	13,280,358

		19,999,457

	Capital Markets – 3.9%
50,995	FactSet Research Systems, Inc.	9,184,710
88,848	MSCI, Inc.	10,386,331
282,683	SEI Investments Co.	17,260,624

		36,831,665

	Communications Equipment – 2.3%
644,967	Cisco Systems, Inc.	21,690,240

	Consumer Finance – 2.3%
70,175	American Express Co.	6,348,031
183,500	Capital One Financial Corp.	15,535,110

		21,883,141

	Energy Equipment & Services – 2.3%
194,500	National Oilwell Varco, Inc.	6,949,485
218,765	Schlumberger Ltd.	15,261,046

		22,210,531

	Food Products – 2.7%
759,332	Danone S.A., Sponsored ADR	11,959,479
160,850	Nestle S.A., Sponsored ADR	13,513,008

		25,472,487

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – 2.7%
187,220	Baxter International, Inc.	$11,748,055
142,344	Varian Medical Systems, Inc.(a)	14,242,941

		25,990,996

	Health Care Providers & Services – 0.9%
105,800	HCA Healthcare, Inc.(a)	8,420,622

	Health Care Technology – 1.0%
136,263	Cerner Corp.(a)	9,718,277

	Hotels, Restaurants & Leisure – 2.5%
410,456	Yum China Holdings, Inc.(a)	16,405,926
102,404	Yum! Brands, Inc.	7,537,959

		23,943,885

	Household Durables – 1.3%
69,150	Whirlpool Corp.	12,754,026

	Household Products – 1.0%
101,959	Procter & Gamble Co. (The)	9,276,230

	Industrial Conglomerates – 1.9%
732,550	General Electric Co.	17,713,059

	Insurance – 4.7%
163,995	Aflac, Inc.	13,347,553
297,655	American International Group, Inc.	18,273,040
94,170	Aon PLC	13,758,237

		45,378,830

	Internet & Direct Marketing Retail – 4.2%
30,801	Amazon.com, Inc.(a)	29,610,541
440,200	Liberty Interactive Corp./QVC Group, Class A(a)	10,375,514

		39,986,055

	Internet Software & Services – 11.5%
197,437	Alibaba Group Holding Ltd., Sponsored ADR(a)	34,099,344
35,380	Alphabet, Inc., Class A(a)	34,450,214
12,125	Alphabet, Inc., Class C(a)	11,629,209
175,591	Facebook, Inc., Class A(a)	30,003,234

		110,182,001

	IT Services – 5.8%
42,587	Automatic Data Processing, Inc.	4,655,611
111,200	MasterCard, Inc., Class A	15,701,440
332,581	Visa, Inc., Class A	35,000,824

		55,357,875

	Machinery – 4.1%
110,915	Caterpillar, Inc.	13,832,210
73,780	Cummins, Inc.	12,397,253

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
100,761	Deere & Co.	$12,654,574

		38,884,037

	Metals & Mining – 0.3%
41,971	Compass Minerals International, Inc.	2,723,918

	Oil, Gas & Consumable Fuels – 2.3%
185,200	Anadarko Petroleum Corp.	9,047,020
281,200	Apache Corp.	12,878,960

		21,925,980

	Personal Products – 1.5%
241,800	Unilever PLC, Sponsored ADR	14,014,728

	Pharmaceuticals – 2.7%
58,332	Merck & Co., Inc.	3,734,998
86,681	Novartis AG, Sponsored ADR	7,441,564
310,977	Novo Nordisk AS, Sponsored ADR	14,973,542

		26,150,104

	Semiconductors & Semiconductor Equipment – 4.7%
28,442	Analog Devices, Inc.	2,450,847
358,830	Intel Corp.	13,664,246
244,275	QUALCOMM, Inc.	12,663,216
180,865	Texas Instruments, Inc.	16,212,739

		44,991,048

	Software – 6.8%
181,058	Autodesk, Inc.(a)	20,325,571
122,536	Microsoft Corp.	9,127,707
731,486	Oracle Corp.	35,367,348

		64,820,626

	Technology Hardware, Storage & Peripherals – 1.8%
110,755	Apple, Inc.	17,069,561

	Textiles, Apparel & Luxury Goods – 1.1%
94,938	adidas AG, Sponsored ADR	10,746,982

	Total Common Stocks (Identified Cost $664,031,006)	915,111,636

Principal Amount
Short-Term Investments – 4.0%
$38,579,725	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $38,580,818 on 10/2/2017 collateralized by $27,195,000 Federal Home Loan Mortgage Corp., 1.625% due 10/25/2019 valued at $27,391,130; $11,960,000 Federal Home Loan Mortgage Corp., 1.250% due 10/02/2019 valued at $11,967,296 including accrued interest(b) (Identified Cost $38,579,725)	38,579,725

	Total Investments – 99.8% (Identified Cost $702,610,731)	953,691,361
	Other assets less liabilities – 0.2%	1,644,376

	Net Assets – 100.0%	$955,335,737

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Natixis U.S. Equity Opportunities Fund Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$915,111,636	$—	$—	$915,111,636
Short-Term Investments	—	38,579,725	—	38,579,725

Total	$915,111,636	$38,579,725	$—	$953,691,361

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2017 (Unaudited)

Internet Software & Services	11.5%
Banks	7.4
Software	6.8
IT Services	5.8
Beverages	5.1
Insurance	4.7
Semiconductors & Semiconductor Equipment	4.7
Internet & Direct Marketing Retail	4.2
Machinery	4.1
Air Freight & Logistics	3.9
Capital Markets	3.9
Pharmaceuticals	2.7
Health Care Equipment & Supplies	2.7
Food Products	2.7
Hotels, Restaurants & Leisure	2.5
Energy Equipment & Services	2.3
Oil, Gas & Consumable Fuels	2.3
Consumer Finance	2.3
Communications Equipment	2.3
Biotechnology	2.1
Other Investments, less than 2% each	11.8
Short-Term Investments	4.0

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 95.0% of Net Assets
	Aerospace & Defense – 0.4%
12,450	Curtiss-Wright Corp.	$1,301,523

	Banks – 15.8%
112,550	Chemical Financial Corp.	5,881,863
37,550	Community Trust Bancorp, Inc.	1,746,075
245,500	First Financial Bancorp	6,419,825
146,950	First Merchants Corp.	6,308,563
233,300	Investors Bancorp, Inc.	3,182,212
65,525	Lakeland Financial Corp.	3,192,378
121,775	Pacific Premier Bancorp, Inc.(a)	4,597,006
81,347	Pinnacle Financial Partners, Inc.	5,446,182
26,000	Prosperity Bancshares, Inc.	1,708,980
170,750	Union Bankshares Corp.	6,027,475
141,625	United Community Banks, Inc.	4,041,978

		48,552,537

	Building Products – 2.1%
28,725	American Woodmark Corp.(a)	2,764,781
26,075	Masonite International Corp.(a)	1,804,390
37,675	Simpson Manufacturing Co., Inc.	1,847,582

		6,416,753

	Capital Markets – 0.8%
48,200	LPL Financial Holdings, Inc.	2,485,674

	Chemicals – 1.5%
43,350	Minerals Technologies, Inc.	3,062,678
68,000	Tronox Ltd., Class A	1,434,800

		4,497,478

	Commercial Services & Supplies – 5.2%
96,125	ABM Industries, Inc.	4,009,374
47,975	Brink’s Co. (The)	4,041,894
72,675	KAR Auction Services, Inc.	3,469,504
54,575	Multi-Color Corp.	4,472,421

		15,993,193

	Construction Materials – 1.1%
107,050	Summit Materials, Inc., Class A(a)	3,428,812

	Consumer Finance – 1.9%
89,700	FirstCash, Inc.	5,664,555

	Containers & Packaging – 4.6%
98,500	Berry Global Group, Inc.(a)	5,580,025
476,000	Graphic Packaging Holding Co.	6,640,200
60,450	Silgan Holdings, Inc.	1,779,043

		13,999,268

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 1.9%
126,675	Atkore International Group, Inc.(a)	$2,471,429
48,500	EnerSys	3,354,745

		5,826,174

	Electronic Equipment, Instruments & Components – 3.5%
13,175	Fabrinet(a)	488,265
25,700	Littelfuse, Inc.	5,034,116
40,800	Plexus Corp.(a)	2,288,064
27,800	Zebra Technologies Corp., Class A(a)	3,018,524

		10,828,969

	Energy Equipment & Services – 0.7%
70,000	Forum Energy Technologies, Inc.(a)	1,113,000
36,450	U.S. Silica Holdings, Inc.	1,132,502

		2,245,502

	Food Products – 0.7%
157,725	Hostess Brands, Inc.(a)	2,154,524

	Gas Utilities – 1.7%
69,500	Spire, Inc.	5,188,175

	Health Care Equipment & Supplies – 1.1%
69,600	Integra LifeSciences Holdings Corp.(a)	3,513,408

	Health Care Providers & Services – 2.1%
114,175	AMN Healthcare Services, Inc.(a)	5,217,797
28,650	Envision Healthcare Corp.(a)	1,287,818

		6,505,615

	Health Care Technology – 1.0%
85,000	Cotiviti Holdings, Inc.(a)	3,058,300

	Hotels, Restaurants & Leisure – 4.1%
63,025	Dunkin’ Brands Group, Inc.	3,345,367
92,075	Eldorado Resorts, Inc.(a)	2,361,724
66,175	Jack in the Box, Inc.	6,744,556

		12,451,647

	Insurance – 3.6%
101,000	Brown & Brown, Inc.	4,867,190
121,850	First American Financial Corp.	6,088,844

		10,956,034

	Internet Software & Services – 0.6%
79,025	CommerceHub, Inc., Series A(a)	1,783,594

	IT Services – 3.9%
124,850	Booz Allen Hamilton Holding Corp.	4,668,141
23,825	CACI International, Inc., Class A(a)	3,320,014
96,825	Presidio, Inc.(a)	1,370,074

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
72,300	Virtusa Corp.(a)	$2,731,494

		12,089,723

	Life Sciences Tools & Services – 1.1%
43,950	PRA Health Sciences, Inc.(a)	3,347,672

	Machinery – 5.2%
41,075	Albany International Corp., Class A	2,357,705
101,400	Franklin Electric Co., Inc.	4,547,790
163,625	Hillenbrand, Inc.	6,356,831
48,975	Meritor, Inc.(a)	1,273,840
53,650	REV Group, Inc.	1,542,974

		16,079,140

	Media – 4.0%
5,175	Cable One, Inc.	3,736,971
63,150	Nexstar Media Group, Inc., Class A	3,934,245
191,725	TEGNA, Inc.	2,555,694
139,175	WideOpenWest, Inc.(a)	2,098,759

		12,325,669

	Metals & Mining – 1.5%
59,625	Reliance Steel & Aluminum Co.	4,541,636

	Multi-Utilities – 2.7%
73,525	NorthWestern Corp.	4,186,514
61,100	Vectren Corp.	4,018,547

		8,205,061

	Oil, Gas & Consumable Fuels – 3.5%
360,300	Callon Petroleum Co.(a)	4,049,772
303,500	Laredo Petroleum, Inc.(a)	3,924,255
75,925	Oasis Petroleum, Inc.(a)	692,436
133,950	Ring Energy, Inc.(a)	1,940,935

		10,607,398

	Professional Services – 1.1%
37,350	Insperity, Inc.	3,286,800

	REITs - Diversified – 2.8%
100,000	CoreCivic, Inc.	2,677,000
97,950	GEO Group, Inc. (The)	2,634,855
127,475	Outfront Media, Inc.	3,209,820

		8,521,675

	REITs - Office Property – 1.7%
303,300	Brandywine Realty Trust	5,304,717

	REITs - Storage – 1.0%
131,850	National Storage Affiliates Trust	3,196,044

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – 1.3%
55,400	Genesee & Wyoming, Inc., Class A(a)	$4,100,154

	Semiconductors & Semiconductor Equipment – 6.3%
63,975	Entegris, Inc.(a)	1,845,679
189,650	Integrated Device Technology, Inc.(a)	5,040,897
130,575	MaxLinear, Inc., Class A(a)	3,101,156
34,300	MKS Instruments, Inc.	3,239,635
69,500	Silicon Laboratories, Inc.(a)	5,553,050
12,000	Versum Materials, Inc.	465,840

		19,246,257

	Software – 1.4%
54,075	BroadSoft, Inc.(a)	2,719,972
38,150	Manhattan Associates, Inc.(a)	1,585,896

		4,305,868

	Technology Hardware, Storage & Peripherals – 0.7%
60,175	NCR Corp.(a)	2,257,766

	Thrifts & Mortgage Finance – 2.0%
49,100	Essent Group Ltd.(a)	1,988,550
164,900	MGIC Investment Corp.(a)	2,066,197
104,775	Radian Group, Inc.	1,958,245

		6,012,992

	Trading Companies & Distributors – 0.4%
33,450	GMS, Inc.(a)	1,184,130

	Total Common Stocks (Identified Cost $255,215,814)	291,464,437

Exchange-Traded Funds – 2.1%
51,200	iShares® Russell 2000 Value Index ETF (Identified Cost $6,103,562)	6,354,944

Closed-End Investment Companies – 1.3%
254,850	TCP Capital Corp. (Identified Cost $4,160,398)	4,202,477

Principal Amount
Short-Term Investments – 2.8%
$8,590,977	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $8,591,220 on 10/02/2017 collateralized by $8,705,000 Federal Home Loan Mortgage Corp., 1.625% due 10/25/2019 valued at $8,767,780 including accrued interest(b) (Identified Cost $8,590,977)	8,590,977

	Total Investments – 101.2% (Identified Cost $274,070,751)	310,612,835
	Other assets less liabilities – (1.2)%	(3,822,380)

	Net Assets – 100.0%	$306,790,455

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ETF	Exchange-Traded Fund

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$291,464,437	$—	$—	$291,464,437
Exchange-Traded Funds	6,354,944	—	—	6,354,944
Closed-End Investment Companies	4,202,477	—	—	4,202,477
Short-Term Investments	—	8,590,977	—	8,590,977

Total	$302,021,858	$8,590,977	$—	$310,612,835

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2017 (Unaudited)

Banks	15.8%
Semiconductors & Semiconductor Equipment	6.3
Machinery	5.2
Commercial Services & Supplies	5.2
Containers & Packaging	4.6
Hotels, Restaurants & Leisure	4.1
Media	4.0
IT Services	3.9
Insurance	3.6
Electronic Equipment, Instruments & Components	3.5
Oil, Gas & Consumable Fuels	3.5
REITs - Diversified	2.8
Multi-Utilities	2.7
Health Care Providers & Services	2.1
Building Products	2.1
Exchange-Traded Funds	2.1
Thrifts & Mortgage Finance	2.0
Other Investments, less than 2% each	24.9
Short-Term Investments	2.8

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2017